PENSION AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule Of Defined Benefit Plans Disclosure
The following tables summarize the balance sheet impact, including the benefit obligations, assets, and funded status associated with the Company's significant pension and other postretirement benefit plans:

	Pension Benefits
	U.S. Plans		Non-U.S. Plans
	2025	2024	2025	2024
Change in benefit obligation
Benefit obligation at beginning of year	$11,772	$12,792	$4,161	$4,718
Service cost	27	28	4	12
Interest cost	576	599	179	191
Plan amendments	—	—	—	14
Actuarial (gains) losses[1]	624	(579)	45	(393)
Benefits paid	(1,114)	(1,069)	(254)	(262)
Settlements and curtailments	—	—	(786)	(14)
Foreign currency translation	—	—	341	(106)
Other	—	1	—	1
Transfers to Solstice	(110)	—	(67)	—
Benefit obligation at end of year	11,775	11,772	3,623	4,161
Less: Discontinued operations	—	106	—	55
Benefit obligation - continuing operations	11,775	11,666	3,623	4,106
Change in plan assets
Fair value of plan assets at beginning of year	16,565	16,594	5,105	5,549
Actual return on plan assets	842	1,008	104	(111)
Company contributions	30	31	21	29
Benefits paid	(1,114)	(1,069)	(254)	(262)
Settlements and curtailments	—	—	(786)	—
Foreign currency translation	—	—	380	(101)
Other	—	1	(1)	1
Transfers to Solstice	(150)	—	—	—
Fair value of plan assets at end of year	16,173	16,565	4,569	5,105
Less: Discontinued operations	—	149	—	1
Fair value of plan assets at end of year - continuing operations	16,173	16,416	4,569	5,104
Funded status of plans - continuing operations	$4,398	$4,750	$946	$998
Assets (liabilities) recognized in the Consolidated Balance Sheet consist of
Prepaid pension benefit cost[2]	$4,621	$4,983	$1,321	$1,430
Accrued pension liabilities—current[3]	(27)	(28)	(12)	(15)
Accrued pension liabilities—noncurrent[4]	(196)	(205)	(363)	(417)
Net amount recognized - continuing operations	$4,398	$4,750	$946	$998
Net amount recognized - discontinued operations	$—	$43	$—	$(54)

1
The actuarial losses incurred in 2025 related to the Company's U.S. plans are primarily the result of a decrease in the discount rate assumption, as well as changes in the lump sum calculation basis and experience losses used to estimate the benefit obligations as of December 31, 2025, compared to December 31, 2024. Actuarial losses incurred in 2025 related to the Company's non-U.S. plans are primarily the result of the Netherlands plan settlement, as well as experience losses and changes in demographic assumptions, partially offset by an increase in discount rate assumption and inflation related assumptions used to estimate the benefit obligations as of December 31, 2025, compared to December 31, 2024. Actuarial gains incurred in 2024 related to the Company's U.S. plans are primarily the result of an increase in the discount rate assumption, as well as changes in demographic assumptions, partially offset by changes in demographic experience used to estimate the benefit obligations as of December 31, 2024, compared to December 31, 2023. Actuarial gains incurred in 2024 related to the Company's non-U.S. plans are primarily the result of an increase in the discount rate assumption, as well as changes in demographic assumptions, partially offset by inflation related assumptions and changes in demographic experience used to estimate the benefit obligations as of December 31, 2024, compared to December 31, 2023.

2	Included in Other assets in the Consolidated Balance Sheet.
3	Included in Accrued liabilities in the Consolidated Balance Sheet.
4	Included in Other liabilities in the Consolidated Balance Sheet.

	Other Postretirement Benefits
	2025	2024
Change in benefit obligation
Benefit obligation at beginning of year	$98	$116
Interest cost	5	5
Actuarial (gains) losses	9	(7)
Benefits paid	(16)	(16)
Benefit obligation at end of year	96	98
Change in plan assets
Fair value of plan assets at beginning of year	—	—
Actual return on plan assets	—	—
Company contributions	—	—
Benefits paid	—	—
Fair value of plan assets at end of year	—	—
Funded status of plans	$(96)	$(98)
Amounts recognized in the Consolidated Balance Sheet consist of
Accrued liabilities	$(11)	$(11)
Postretirement benefit obligations other than pensions[1]	(85)	(87)
Net amount recognized	$(96)	$(98)

1	Excludes non-U.S. plan of $24 million and $25 million as of December 31, 2025, and 2024, respectively.

Schedule Of Other Changes in Plan Assets Recognized in Other Comprehensive Income
Amounts recognized in Accumulated other comprehensive loss associated with the Company's significant pension and other postretirement benefit plans at December 31, 2025, and 2024, are as follows:

	Pension Benefits
	U.S. Plans		Non-U.S. Plans
	2025	2024	2025	2024
Prior service (credit) cost	$—	$—	$35	$34
Net actuarial (gain) loss	1,613	729	364	315
Net amount recognized	$1,613	$729	$399	$349

	Other Postretirement Benefits
	2025	2024
Prior service (credit) cost	$(7)	$(18)
Net actuarial (gain) loss	(46)	(64)
Net amount recognized	$(53)	$(82)

Schedule Of Net Periodic Benefit Cost
Net periodic benefit (income) cost and other amounts recognized in Other comprehensive (income) loss for the Company's significant pension and other postretirement benefit plans include the following components:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2025	2024	2023	2025	2024	2023
Service cost	$27	$28	$29	$4	$12	$11
Interest cost	576	599	645	179	191	200
Expected return on plan assets	(1,153)	(1,125)	(1,111)	(279)	(301)	(274)
Amortization of prior service (credit) cost	—	(7)	(42)	2	1	—
Recognition of actuarial (gains) losses	39	—	—	124	126	153
Settlements and curtailments	—	—	—	68	(17)	—
Net periodic benefit (income) cost	$(511)	$(505)	$(479)	$98	$12	$90
Net periodic benefit (income) cost - discontinued operations	$(4)	$(5)	$(5)	$2	$2	$2
Net periodic benefit (income) cost - continuing operations	(507)	(500)	(474)	96	10	88

	U.S. Plans			Non-U.S. Plans
	2025	2024	2023	2025	2024	2023
Actuarial (gains) losses	$935	$(462)	$378	$220	$19	$198
Prior service (credit) cost	—	—	—	—	14	—
Prior service credit recognized during year	—	7	42	(2)	2	—
Actuarial (gains) losses recognized during year	(52)	—	—	(199)	(126)	(153)
Foreign currency translation loss (gain)	—	—	—	31	(1)	17
Total recognized in Other comprehensive (income) loss	$883	$(455)	$420	$50	$(92)	$62
Total recognized in net periodic benefit (income) cost and Other comprehensive (income) loss	$372	$(960)	$(59)	$148	$(80)	$152

	Other Postretirement Benefits
	Years Ended December 31,
	2025	2024	2023
Interest cost	$5	$5	$6
Amortization of prior service (credit) cost	(11)	(12)	(20)
Recognition of actuarial (gains) losses	(10)	(11)	(13)
Net periodic benefit (income) cost	$(16)	$(18)	$(27)

	Years Ended December 31,
	2025	2024	2023
Actuarial (gains) losses	$9	$(7)	$3
Prior service credit recognized during year	11	12	20
Actuarial (gains) losses recognized during year	10	11	13
Total recognized in other comprehensive (income) loss	30	16	36
Total recognized in net periodic benefit (income) cost and Other comprehensive (income) loss	$14	$(2)	$9

Schedule Of Assumptions Used in Calculations
Major actuarial assumptions used in determining the benefit obligations and net periodic benefit (income) cost for the Company's significant benefit plans are presented in the following table as weighted averages:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2025	2024	2023	2025	2024	2023
Actuarial assumptions used to determine benefit obligations as of December 31
Discount rate	5.25%	5.57%	4.97%	5.22%	4.80%	4.15%
Expected annual rate of compensation increase	3.25%	3.25%	3.25%	2.77%	1.68%	2.68%
Actuarial assumptions used to determine net periodic benefit (income) cost for years ended December 31
Discount rate—benefit obligation	5.57%	4.97%	5.17%	5.09%	4.13%	4.49%
Discount rate—service cost	5.55%	5.06%	5.26%	3.75%	3.38%	3.81%
Discount rate—interest cost	5.28%	4.89%	5.07%	4.86%	4.12%	4.56%
Expected rate of return on plan assets	7.25%	7.00%	6.75%	6.06%	5.48%	5.15%
Expected annual rate of compensation increase	3.25%	3.25%	3.25%	2.90%	2.68%	2.68%

	Other Postretirement Benefits
	2025	2024	2023
Actuarial assumptions used to determine benefit obligations as of December 31
Discount rate	5.04%	5.42%	5.00%
Actuarial assumptions used to determine net periodic benefit cost for years ended December 31
Discount rate	5.42%	5.00%	5.32%

Schedule Of Accumulated Benefit Obligations in Excess of Plan Assets
The following amounts relate to the Company's significant pension plans with accumulated benefit obligations exceeding the fair value of plan assets:

	December 31,
	U.S. Plans		Non-U.S. Plans
	2025	2024	2025	2024
Projected benefit obligation	$223	$236	$651	$709
Accumulated benefit obligation	217	228	640	695
Fair value of plan assets	—	—	275	222

Schedule Of Fair Value of Plan Assets
The fair values of both the Company's U.S. and non-U.S. pension plans assets by asset category are as follows:

	U.S. Plans
	December 31, 2025
	Total	Level 1	Level 2	Level 3
Equities
Honeywell common stock	$2,400	$2,400	$—	$—
U.S. equities	973	973	—	—
Fixed income
Short-term investments	871	110	761	—
Government securities	2,054	—	2,054	—
Corporate bonds	5,434	383	5,051	—
Mortgage/Asset-backed securities	722	—	722	—
Insurance contracts	7	—	7	—
Direct investments
Direct private investments	1,478	—	—	1,478
Real estate properties	1,001	—	—	1,001
Total	$14,940	$3,866	$8,595	$2,479
Investments measured at NAV
Private funds	1,228
Real estate funds	5
Total assets at fair value	$16,173

	U.S. Plans
	December 31, 2024
	Total	Level 1	Level 2	Level 3
Equities
Honeywell common stock	$3,283	$3,283	$—	$—
U.S. equities	819	819	—	—
Fixed income
Short-term investments	776	83	693	—
Government securities	2,142	—	2,142	—
Corporate bonds	5,104	230	4,874	—
Mortgage/Asset-backed securities	790	—	790	—
Insurance contracts	7	—	7	—
Direct investments
Direct private investments	1,337	—	—	1,337
Real estate properties	972	—	—	972
Total	$15,230	$4,415	$8,506	$2,309
Investments measured at NAV
Private funds	1,327
Real estate funds	8
Total assets at fair value	$16,565

	Non-U.S. Plans
	December 31, 2025
	Total	Level 1	Level 2	Level 3
Equities
Non-U.S. equities	442	—	442	—
Fixed income
Short-term investments	325	51	274	—
Government securities	986	—	986	—
Corporate bonds	584	—	584	—
Mortgage/Asset-backed securities	9	—	9	—
Insurance contracts	92	—	92	—
Insurance buy-in contracts	1,976	—	—	1,976
Investments in private funds
Private funds	154	—	—	154
Total	$4,568	$51	$2,387	$2,130
Investments measured at NAV
Private funds	1
Total assets at fair value	$4,569

	Non-U.S. Plans
	December 31, 2024
	Total	Level 1	Level 2	Level 3
Equities
U.S. equities	$209	$—	$209	$—
Non-U.S. equities	436	—	436	—
Fixed income
Short-term investments	385	68	317	—
Government securities	1,317	—	1,317	—
Corporate bonds	1,144	—	1,144	—
Mortgage/Asset-backed securities	18	—	18	—
Insurance contracts	90	—	90	—
Insurance buy-in contracts	1,390	—	—	1,390
Investments in private funds
Private funds	112	—	34	78
Real estate funds	2	—	—	2
Total	$5,103	$68	$3,565	$1,470
Investments measured at NAV
Private funds	1
Real estate funds	1
Total assets at fair value	$5,105

Schedule Of Changes in Fair Value of Level 3 Plan Assets
The following table summarizes changes in the fair value of level 3 assets for both U.S. and non-U.S. plans:

	U.S. Plans		Non-U.S. Plans
	Direct Private Investments	Real Estate Properties	Private Funds	Real Estate Funds	Insurance Buy-in Contracts
Balance at December 31, 2023	$1,293	$977	$74	$16	$1,605
Actual return on plan assets
Relating to assets still held at year-end	16	(14)	7	—	(215)
Relating to assets sold during the year	61	—	(7)	—	—
Purchases	101	10	19	—	—
Sales and settlements	(134)	(1)	(15)	(14)	—
Balance at December 31, 2024	1,337	972	78	2	1,390
Actual return on plan assets
Relating to assets still held at year-end	41	7	8	—	20
Relating to assets sold during the year	2	6	—	—	—
Purchases	296	46	84	—	566
Sales and settlements	(198)	(30)	(16)	(2)	—
Balance at December 31, 2025	$1,478	$1,001	$154	$—	$1,976

Schedule Of Estimated Future Benefit Payments
Benefit payments, including amounts to be paid from Company assets, and reflecting expected future service, as appropriate, are expected to be paid as follows:

	U.S. Plans	Non-U.S. Plans
2026	$1,261	$254
2027	1,191	262
2028	1,135	267
2029	1,085	268
2030	1,043	269
2031-2035	4,543	1,373

Schedule Of Assumed Health Care Cost Trend Rates

	December 31,
	2025	2024
Assumed health care cost trend rate
Health care cost trend rate assumed for next year	6.50%	6.50%
Rate that the cost trend rate gradually declines to	5.00%	5.00%
Year that the rate reaches the rate it is assumed to remain at	2031	2031

Schedule Of Benefit Payments Reflecting Expected Future Service
Benefit payments reflecting expected future service, as appropriate, are expected to be paid as follows:

	Without Impact of Medicare Subsidy	Net of Medicare Subsidy
2026	$11	$11
2027	11	10
2028	10	10
2029	10	9
2030	9	9
2031-2035	39	37